Share Capital (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement Line Items [Line Items]
Ordinary shares, Fully paid	$ 60,511,326	$ 58,372,043	$ 53,632,995
Ordinary shares	163,215,706	142,778,206	130,041,417	80,099,646
Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares, Fully paid	$ 60,511,326	$ 58,372,043	$ 53,632,995
Ordinary shares	163,215,706	142,778,206	130,041,417